K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

January 31, 2022

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Carillon Series Trust The Chartwell Funds Registration Statement on Form N-14

Dear Sir or Madam:
Transmitted herewith for filing on behalf of Carillon Series Trust (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, is the Registrant’s registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement includes a Letter to Shareholders; Questions and Answers; Notice of Special Joint Meeting of Shareholders of the Chartwell Income Fund, Chartwell Mid Cap Value Fund, Chartwell Short Duration Bond Fund, Chartwell Short Duration High Yield Fund, Chartwell Small Cap Growth Fund and Chartwell Small Cap Value Fund (the “Acquired Funds”), each a series of The Chartwell Funds; Combined Proxy Statement and Prospectus, a Statement of Additional Information and form of proxy cards relating to the special joint meeting of shareholders of each Acquired Fund (the “Special Meeting”).  The Special Meeting is being held to request shareholder approval of the Agreement and Plan of Reorganization and Termination pursuant to which each Acquired Fund would be reorganized into a corresponding series of Carillon Series Trust (the “Reorganization”).
Pursuant to Rule 488 under the 1933 Act, it is proposed that this Registration Statement become effective 30 days after filing.
This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of Carillon Series Trust.
If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.
Very truly yours, /s/ Kathy Kresch Ingber Kathy Kresch Ingber

cc:   Susan L. Walzer
Carillon Tower Advisers, Inc.